Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share
	For the year ended 31 December
	2018	2017

Consolidated net profit attributable to equity holders of the Company	734,435	1,579,836

Less: cumulative distribution of other equity instruments	342,349	68,600

Consolidated net profit attributable to ordinary Shareholders of the Company	392,086	1,511,236

Weighted average number of the Company’s outstanding ordinary shares (’000)*	15,283,335	15,200,383

Basic and diluted earnings per share (RMB)	0.03	0.10

Weighted average number of ordinary shares
*Weighted average number of ordinary shares:
	2018	2017
	’000	’000

Issued ordinary shares at 1 January	15,200,383	15,200,383
Effect of share issue (Note 21)	82,952	-

Weighted average number of ordinary shares at 31 December	15,283,335	15,200,383